Fees Summary	Apr. 30, 2025 shares
Fees Summary [Line Items]
Narrative Disclosure	* Calculated in accordance with Rule 457(c), based on the average of the high and low prices reported on the consolidated reporting system on April 29, 2025.
Narrative - Max Aggregate Offering Amount	93,665,000
Final Prospectus	true